General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expenses
Salaries and benefits	$ 14.1	$ 10.1
Professional fees	6.4	7.4
Cobre Panam arbitration expenses (Note 28 (a))	5.8	6.3
Community contributions	1.6	1.6
Board of Directors' costs	0.6	0.4
Office expenses	1.5	0.7
Insurance costs	0.9	0.9
Other expenses	4.4	5.5
General and administrative expenses	$ 35.3	$ 32.9